Operating segments (Tables)	9 Months Ended
Jul. 31, 2019
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Schedule of Operating Segments

Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended July 31, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)(2)	Total
Net interest income(3)	$2,120	$2,157	$337	$(240)	$4,374
Non-interest income(4)(5)	1,412	1,270	747	(144)	3,285
Total revenues	3,532	3,427	1,084	(384)	7,659
Provision for credit losses	240	476	(4)	1	713
Non-interest expenses	1,723	1,780	593	113	4,209
Provision for income taxes	409	269	121	(46)	753
Net income	$1,160	$902	$374	$(452)	$1,984
Net income attributable to non-controlling interests in subsidiaries	$–	$121	$–	$(1)	$120
Net income attributable to equity holders of the Bank	$1,160	$781	$374	$(451)	$1,864
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations(6)	–	–	–	–	–
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,160	781	374	(451)	1,864
Average assets ($ billions)	$365	$206	$374	$116	$1,061
Average liabilities ($ billions)	$285	$158	$306	$242	$991
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $48 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net loss on divestitures of $418 (pre-tax $320).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $16; International Banking – $182 and Other – $(8).
(6)	Excludes gain/(loss) recognized on divestitures, which is recorded in the Other segment. Refer to Note 22 for further details.

	For the three months ended April 30, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)(2)	Total
Net interest income(3)	$1,990	$2,121	$350	$(268)	$4,193
Non-interest income(4)(5)	1,390	1,235	801	184	3,610
Total revenues	3,380	3,356	1,151	(84)	7,803
Provision for credit losses	252	628	(6)	(1)	873
Non-interest expenses	1,711	1,710	594	31	4,046
Provision for income taxes	369	249	143	(136)	625
Net income	$1,048	$769	$420	$22	$2,259
Net income attributable to non-controlling interests in subsidiaries	$–	$69	$–	$1	$70
Net income attributable to equity holders of the Bank	$1,048	$700	$420	$21	$2,189
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations(6)	–	8	–	–	8
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,048	692	420	21	2,181
Average assets ($ billions)	$358	$203	$361	$117	$1,039
Average liabilities ($ billions)	$281	$156	$295	$238	$970
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $41 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net gain on divestitures of $142 (pre-tax $173).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $18; International Banking – $210 and Other – $(58).
(6)

Earnings from pension and related insurance business in the Dominican Republic divested in the current period. Refer to Note 22 for further details. These amounts exclude gain/(loss) recognized on divestitures, which is recorded in the Other segment.

	For the three months ended July 31, 2018
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)	Total
Net interest income(2)	$2,024	$1,827	$365	$(131)	$4,085
Non-interest income(3)(4)	1,349	1,026	745	(24)	3,096
Total revenues	3,373	2,853	1,110	(155)	7,181
Provision for credit losses	181	771	(10)	1	943
Non-interest expenses	1,661	1,510	543	56	3,770
Provision for income taxes	401	97	136	(105)	529
Net income	$1,130	$475	$441	$(107)	$1,939
Net income attributable to non-controlling interests in subsidiaries	$–	$(44)	$–	$–	$(44)
Net income attributable to equity holders of the Bank	$1,130	$519	$441	$(107)	$1,983
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations(5)	–	5	–	–	5
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,130	514	441	(107)	1,978
Average assets ($ billions)	$344	$164	$311	$116	$935
Average liabilities ($ billions)	$254	$129	$258	$229	$870
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $28 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $11; International Banking – $153 and Other – $(38).
(5)

Earnings from pension and related insurance business in the Dominican Republic divested in the second quarter of 2019. Refer to Note 22 for further details. These amounts exclude gain/(loss) recognized on divestitures, which is recorded in the Other segment.

	For the nine months ended July 31, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)(2)	Total
Net interest income(3)	$6,146	$6,358	$1,059	$(722)	$12,841
Non-interest income(4)(5)	4,181	3,756	2,251	37	10,225
Total revenues	10,327	10,114	3,310	(685)	23,066
Provision for credit losses	725	1,574	(26)	1	2,274
Non-interest expenses	5,164	5,232	1,832	198	12,426
Provision for income taxes	1,157	744	375	(400)	1,876
Net income	$3,281	$2,564	$1,129	$(484)	$6,490
Net income attributable to non-controlling interests in subsidiaries	$–	$301	$–	$–	$301
Net income attributable to equity holders of the Bank	$3,281	$2,263	$1,129	$(484)	$6,189
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations(6)	–	12	–	–	12
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	3,281	2,251	1,129	(484)	6,177
Average assets ($ billions)	$360	$202	$366	$116	$1,044
Average liabilities ($ billions)	$280	$156	$300	$239	$975
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $123 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net loss on divestitures of $276 (pre-tax $147).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $47; International Banking – $553 and Other – $(111).
(6)

Earnings from pension and related insurance business in the Dominican Republic divested in the second quarter of 2019. Refer to Note 22 for further details. These amounts exclude gain/(loss) recognized on divestitures, which is recorded in the Other segment.

	For the nine months ended July 31, 2018
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)	Total
Net interest income(2)	$5,869	$5,292	$1,117	$(307)	$11,971
Non-interest income(3)(4)	4,038	3,007	2,338	(27)	9,356
Total revenues	9,907	8,299	3,455	(334)	21,327
Provision for credit losses	596	1,455	(30)	–	2,021
Non-interest expenses	4,907	4,390	1,680	17	10,994
Provision for income taxes	1,155	509	463	(268)	1,859
Net income	$3,249	$1,945	$1,342	$(83)	$6,453
Net income attributable to non-controlling interests in subsidiaries	$–	$84	$–	$–	$84
Net income attributable to equity holders of the Bank	$3,249	$1,861	$1,342	$(83)	$6,369
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations(5)	–	25	–	–	25
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	3,249	1,836	1,342	(83)	6,344
Average assets ($ billions)	$339	$159	$322	$117	$937
Average liabilities ($ billions)	$250	$123	$267	$234	$874
(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $81 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)

Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $70; International Banking – $442 and Other – $(122).
(5)

Earnings from pension and related insurance business in the Dominican Republic divested in the second quarter of 2019. Refer to Note 22 for further details. These amounts exclude gain/(loss) recognized on divestitures, which is recorded in the Other segment.